Loss per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	For the Year Ended December 31,
	2015	2016	2017
	US$	US$	US$
	(in thousands, except per share data)
Net loss:	(30,026)	(33,366)	(36,649)
Accretion on Series A preferred shares redemption value	(288)	(288)	(96)
Accretion on Series B preferred shares redemption value	(1,621)	(1,621)	(540)
Accretion on Series C preferred shares redemption value	(1,292)	(4,468)	(2,232)
Deemed dividend to Series C convertible redeemable preferred shares at modification of Series C convertible redeemable preferred shares	—	(635)	—
Deemed dividend to Series C convertible redeemable preferred shares upon Initial Public Offering	—	—	(82,034)
Net loss attributable to ordinary shareholders	(33,227)	(40,378)	(121,551)
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(33,227)	(40,378)	(121,551)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	16,232,433	16,437,946	49,054,201
Loss per share attributable to ordinary shareholders
—basic and diluted	(2.05)	(2.46)	(2.48)